FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES - Analysis of Financial Assets and Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Other investments	£ 334	£ 398	£ 333
Borrowings	(4,936)	(4,328)
Derivative liabilities	75	(52)
Lease liabilities	1,896	2,020	£ 2,154
Derivatives in designated hedge relationships £m | Classification under IFRS 9
Disclosure of detailed information about financial instruments [line items]
Derivative assets	77	4
Derivative liabilities	(3)	(55)
Financial instruments	74	(51)
Held at fair value through profit or loss £m | Classification under IFRS 9
Disclosure of detailed information about financial instruments [line items]
Derivative assets	3	1
Other investments	289	306
Cash and cash equivalents	468	655
Derivative liabilities	(2)	(2)
Contingent consideration liabilities	(66)	(133)
Financial instruments	692	827
Held at fair value through other comprehensive income £m | Classification under IFRS 9
Disclosure of detailed information about financial instruments [line items]
Trade receivables and other financial assets	504	359
Other investments	45	92
Financial instruments	549	451
Amortised cost £m | Classification under IFRS 9
Disclosure of detailed information about financial instruments [line items]
Trade receivables and other financial assets	9,183	9,838
Cash and cash equivalents	2,226	1,983
Trade payables and other financial liabilities	(10,359)	(10,912)
Deferred income and customer advances	(955)	(1,160)
Borrowings	(4,936)	(4,328)
Lease liabilities	1,896	2,020
Deferred consideration liabilities	(132)	(10)
Liabilities in respect of put options	(82)	(67)
Financial instruments	(6,951)	(6,676)
Carrying value £m | Classification under IFRS 9
Disclosure of detailed information about financial instruments [line items]
Trade receivables and other financial assets	9,687	10,197
Derivative assets	80	5
Other investments	334	398
Cash and cash equivalents	2,694	2,638
Trade payables and other financial liabilities	(10,359)	(10,912)
Deferred income and customer advances	(955)	(1,160)
Borrowings	(4,936)	(4,328)
Derivative liabilities	(5)	(57)
Lease liabilities	1,896	2,020
Deferred consideration liabilities	(132)	(10)
Contingent consideration liabilities	(66)	(133)
Liabilities in respect of put options	(82)	(67)
Financial instruments	£ (5,636)	£ (5,449)